Expense Example	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A 1 Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A 3 Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A 5 Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A 10 Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I 1 Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I 3 Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I 5 Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I 10 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 10 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 10 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 10 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 10 Years	Prospectus #1 Calvert International Equity Fund Class A 1 Year	Prospectus #1 Calvert International Equity Fund Class A 3 Years	Prospectus #1 Calvert International Equity Fund Class A 5 Years	Prospectus #1 Calvert International Equity Fund Class A 10 Years	Prospectus #1 Calvert International Equity Fund Class C 1 Year	Prospectus #1 Calvert International Equity Fund Class C 3 Years	Prospectus #1 Calvert International Equity Fund Class C 5 Years	Prospectus #1 Calvert International Equity Fund Class C 10 Years	Prospectus #1 Calvert International Equity Fund Class I 1 Year	Prospectus #1 Calvert International Equity Fund Class I 3 Years	Prospectus #1 Calvert International Equity Fund Class I 5 Years	Prospectus #1 Calvert International Equity Fund Class I 10 Years	Prospectus #1 Calvert International Equity Fund Class R6 1 Year	Prospectus #1 Calvert International Equity Fund Class R6 3 Years	Prospectus #1 Calvert International Equity Fund Class R6 5 Years	Prospectus #1 Calvert International Equity Fund Class R6 10 Years	Prospectus #1 Calvert International Opportunities Fund Class A 1 Year	Prospectus #1 Calvert International Opportunities Fund Class A 3 Years	Prospectus #1 Calvert International Opportunities Fund Class A 5 Years	Prospectus #1 Calvert International Opportunities Fund Class A 10 Years	Prospectus #1 Calvert International Opportunities Fund Class C 1 Year	Prospectus #1 Calvert International Opportunities Fund Class C 3 Years	Prospectus #1 Calvert International Opportunities Fund Class C 5 Years	Prospectus #1 Calvert International Opportunities Fund Class C 10 Years	Prospectus #1 Calvert International Opportunities Fund Class I 1 Year	Prospectus #1 Calvert International Opportunities Fund Class I 3 Years	Prospectus #1 Calvert International Opportunities Fund Class I 5 Years	Prospectus #1 Calvert International Opportunities Fund Class I 10 Years	Prospectus #1 Calvert International Opportunities Fund Class R6 1 Year	Prospectus #1 Calvert International Opportunities Fund Class R6 3 Years	Prospectus #1 Calvert International Opportunities Fund Class R6 5 Years	Prospectus #1 Calvert International Opportunities Fund Class R6 10 Years	Prospectus #2 Calvert Mid-Cap Fund Class A 1 Year	Prospectus #2 Calvert Mid-Cap Fund Class A 3 Years	Prospectus #2 Calvert Mid-Cap Fund Class A 5 Years	Prospectus #2 Calvert Mid-Cap Fund Class A 10 Years	Prospectus #2 Calvert Mid-Cap Fund Class C 1 Year	Prospectus #2 Calvert Mid-Cap Fund Class C 3 Years	Prospectus #2 Calvert Mid-Cap Fund Class C 5 Years	Prospectus #2 Calvert Mid-Cap Fund Class C 10 Years	Prospectus #2 Calvert Mid-Cap Fund Class I 1 Year	Prospectus #2 Calvert Mid-Cap Fund Class I 3 Years	Prospectus #2 Calvert Mid-Cap Fund Class I 5 Years	Prospectus #2 Calvert Mid-Cap Fund Class I 10 Years
USD ($)	643	920	1,218	2,063	99	339	598	1,339	645	908	1,191	1,996	302	635	1,094	2,172	101	326	569	1,266	94	304	531	1,185	635	882	1,149	1,908	292	609	1,051	2,085	91	299	524	1,172	87	286	502	1,125	653	924	1,216	2,042	311	652	1,119	2,219	109	340	590	1,306	102	318	552	1,225	639	890	1,161	1,931	296	617	1,063	2,108	95	307	537	1,197